Shareholder Report, Average Annual Return (Details) 192681_Center Coast Brookfield Midstream Focus Fund_Class A_TSR SemiAnnual {Class A}	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent		11.73%	22.65%	8.27%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent		17.25%	23.84%	8.79%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
Alerian MLP Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index
Average Annual Return, Percent		13.92%	24.89%	11.03%
Alerian Midstream Energy Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent		23.06%	24.80%	14.33%
Alerian Midstream Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Index
Average Annual Return, Percent		21.36%	24.24%